Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 1,823	$ 1,524	$ 1,575
State income taxes, net of federal benefit	326	145	133
Tax-exempt investment interest	(280)	(309)	(487)
Income related to bank-owned life insurance	(126)
Other, net	9	(6)	(394)
Income tax expense	$ 1,752	$ 1,354	$ 828